Commitments and Contingencies - Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow for operating leases	$ 68	$ 71	$ 200	$ 142	$ 206	$ 154
Non-cash changes to the operating lease ROU assets and operating lease liabilities:
Additions and modifications to ROU asset obtained from new operating liabilities	$ 0	$ 0	$ 52	$ 200	$ 200	$ 153